Premises, Equipment and Other Assets, Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Components of Other Assets [Line Items]
Corporate/bank-owned life insurance	$ 20,380	$ 20,070
Accounts receivable	38,116	29,137
Customer relationship and other amortized intangibles	1,640	1,853
Residential real estate foreclosed assets	73	222
Other foreclosed assets	86	81
Operating lease assets (lessor)	7,391	8,221
Operating lease ROU assets (lessee)	4,306	4,724
Due from customers on acceptances	268	253
Other	11,768	10,200
Total other assets	87,337	78,917
Customer relationship and other amortized intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles	328	423
AFS And HTM debt securities [Member]
Components of Other Assets [Line Items]
Interest receivable	1,368	1,729
Loans [Member]
Components of Other Assets [Line Items]
Interest receivable	2,838	3,099
Trading and other [Member]
Components of Other Assets [Line Items]
Interest receivable	$ 415	$ 758